Taxation - Components of deferred tax assets (liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforwards	¥ 1,522,412	¥ 1,119,659	¥ 1,144,397
Accrued expenses and others	416,517	228,734	66,773
Inventory write-downs and losses on inventory purchase commitments	219,518
Impairment of long-lived assets and allowance for credit losses	15,093	13,224	7,694
Acquisition of Changzhou Manufacturing Base Phase I and Phase II (Note 10) and Changzhou Huixiang (Note 5)		11,969
Depreciation and amortization		190	16,220
Unrealized financing cost and investment loss	900		13,125
Total deferred tax assets	2,188,222	1,373,776	1,248,209
Less: Valuation allowance	(2,113,455)	(1,297,395)	(1,004,665)	¥ (887,441)
Deferred tax assets, net of valuation allowance	74,767	76,381	243,544
Deferred tax liabilities
Accelerated tax depreciation and others	(68,652)	(195,121)	(215,030)
Fair value change of certain investments	(9,157)	(15,087)	(5,667)
Total deferred tax liabilities	(77,809)	(210,208)	(220,697)
Deferred tax assets, net			¥ 22,847
Deferred tax liabilities, net	(3,042)	¥ (133,827)
Singapore
Deferred tax assets
Acquisition of Changzhou Manufacturing Base Phase I and Phase II (Note 10) and Changzhou Huixiang (Note 5)	¥ 13,782